CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Service Revenues
Mobile value added services	$ 106,103		$ 103,519		$ 68,335
Advertising services (including transactions with a related party of US$0, US$23 and US$30 for the years ended December 31, 2012, 2013 and 2014, respectively)	72,903		36,623		8,889
Enterprise mobility	16,035		14,174		3,249
Other services	4,641		3,559		1,992
Product Revenues
Enterprise mobility (including transactions with a related party of US$0, US$56 and US$5,362 for the years ended December 31, 2012, 2013 and 2014, respectively)	132,642		38,827		9,303
Total net revenues	332,324		196,702		91,768
Cost of revenues*
Cost of services (including transactions with a related party of US$0, US$184 and US$0 for the years ended December 31, 2012, 2013 and 2014, respectively)	(98,235)		(43,557)		(16,773)
Cost of products sold	(128,416)		(37,371)		(8,966)
Total cost of revenues	(226,651)		(80,928)		(25,739)
Gross profit	105,673		115,774		66,029
Operating expenses
Selling and marketing expenses*(including transactions with a related party of US$0, US$0 and US$163 for the years ended December 31, 2012, 2013 and 2014, respectively)	(29,962)		(25,810)		(17,396)
General and administrative expenses	(131,001)		(77,026)		(36,776)
Research and development expenses	(25,665)		(17,437)		(9,585)
Total operating expenses	(186,628)		(120,273)		(63,757)
Income/(Loss) from operations	(80,955)		(4,499)		2,272
Interest (expenses)/income	(5,360)		411		3,193
Realized gain on available-for-sale investments	65		5
Impairment on equity investments	(5,967)
Foreign exchange gain/(loss), net	(391)		1,784		67
Gain on change of interest in an associate					943
Other income, net	19,514		2,083		3,364
Income/(Loss) before income taxes	(73,094)		(216)		9,839
Income tax expenses	(5,518)		(1,117)		(420)
Share of profit from an associate					543
Net income/(loss)	(78,612)		(1,333)		9,962
Net (income)/loss attributable to the non-controlling interest	2,125		(523)		(532)
Net income attributable to the mezzanine classified non-controlling interest	(251)
Net income/(loss) attributable to NQ Mobile Inc.	(76,738)		(1,856)		9,430
Net income/(loss)	(78,612)		(1,333)		9,962
Other comprehensive income
Foreign currency translation adjustments, net of nil income taxes	362		4,808		390
Comprehensive income/(loss)	(78,250)		3,475		10,352
Comprehensive (income)/loss attributable to the non-controlling interest	2,103		(523)		(532)
Comprehensive income attributable to the mezzanine classified non-controlling interest	(251)
Comprehensive income/(loss) attributable to NQ Mobile Inc.	(76,398)		2,952		9,820
Cost of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	263		370		214
Selling and Marketing Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	1,430		2,310		2,342
General and Administrative Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	81,129		50,708		20,534
Research and Development Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 1,022		$ 2,016		$ 1,453
Class A and Class B Common Share [Member]
Other comprehensive income
Net earnings/(loss) per share, basic (in US dollars per share)	$ (0.19)	[1]	$ (0.01)	[1]	$ 0.04	[1]
Net earnings/(loss) per share, diluted (in US dollars per share)	$ (0.19)	[1]	$ (0.01)	[1]	$ 0.04	[1]
Weighted average number of shares outstanding:
Basic (in shares)	403,443,828		273,981,547		235,257,651
Diluted (in shares)	403,443,828		273,981,547		255,722,551
ADS [Member]
Other comprehensive income
Net earnings/(loss) per share, basic (in US dollars per share)	$ (0.95)	[2]	$ (0.03)	[2]	$ 0.20	[2]
Net earnings/(loss) per share, diluted (in US dollars per share)	$ (0.95)	[2]	$ (0.03)	[2]	$ 0.18	[2]
Weighted average number of shares outstanding:
Basic (in shares)	80,688,766		54,796,309		47,051,530
Diluted (in shares)	80,688,766		54,796,309		51,144,510

[1]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes. 6,735,642 and 33,678,210 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the years ended December 31, 2013 and 2014, as their effect is anti-dilutive.
[2]	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the years ended December 31, 2012, 2013 and 2014 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.